1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Credit Concentration (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Credit Concentration

Credit Concentration

One customer represented a concentration of approximately 15% of total trade receivables for the year ended March 31, 2018.   No individual customer represented more than 10% of total trade receivables for the year ended March 31, 2017.  No individual customer represented more than 10% of revenues for the years ended March 31, 2018, 2017 and 2016.  The Company’s sales are primarily in the United States.